Repo Transactions	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Repo Transactions
7	REPO TRANSACTIONS
Securities sold under agreements to repurchase at a specified future date are not derecognized from the statement of financial position as the Bank retains substantially all of the risks and rewards of ownership. The corresponding cash received is recognized in the consolidated statement of financial position as an asset with a corresponding obligation to return it, including accrued interest as a liability within cash collateral on securities lent and repurchase agreements, reflecting the transaction’s economic substance as a loan to the Bank. The difference between the sale and repurchase prices is treated as interest expense and is accrued over the life of agreement using the effective interest method. When the counterparty has the right to sell or re-pledge the securities, the Bank reclassifies those securities in its statement of financial position to “Financial Assets delivered as guarantee”.
Conversely, securities purchased under agreements to resell at a specified future date are not recognized in the statement of financial position. The consideration paid, including accrued interest, is recorded in the statement of financial position, within cash collateral on securities borrowed and reverse repurchase agreements, reflecting the transaction’s economic substance as a loan by the Bank. The difference between the purchase and resale prices is recorded in net interest income and is accrued over the life of the agreement using the effective interest method.
If securities purchased under an agreement to resell are subsequently sold to third parties, the obligation to return the securities is recorded in “Liabilities at fair value through profit or loss”.
As of December 31, 2020, the Bank has agreed-upon repurchase transactions of government and private securities for an amount of 933,682, and are recorded in “Repo Transactions”.
As of December 31, 2021 and 2020, the Bank has agreed-upon reverse repurchase transactions of government and private securities for an amount of 31,405,801 and 59,503,764, respectively, and are recorded in “Repo Transactions”. Maturity of the agreed-upon transactions as of December 2021 occurred during the month of January 2022.
As of December 31, 2020, the securities delivered to guarantee the reverse repurchase transactions total 1,050,173, and are recorded in “Financial assets delivered as guarantee” (see note 11), while securities received guarantee repurchase transactions as of December
31,
2021 and 2020, total 35,108,699 and 66,925,905
, respectively, and

were recognized as an off balance sheet transaction.
Profit generated by the Bank as a result of its repurchase transactions arranged during the fiscal years ended on December 31, 2021, 2020 and 2019, total 8,536,022, 10,667,631 and 6,750,429, respectively, and were accounted for in “Interest income” in the consolidated statement of income. In addition, losses generated by the Bank as a result of its reverse repurchase transactions arranged during the fiscal years ended on December 31, 2021, 2020 and 2019, total 294,566, 295,464 and 691,469, respectively, and were recognized in “Interest expense” in the consolidated statement of income.